Loan Servicing - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Mortgage Servicing Rights Fair Value	$ 9,593	$ 9,057
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	1,276,000	1,265,000	$ 1,326,000
Serviced sold mortgage loans with recourse	5,400	7,000
Mortgage loans sold with recourse, reserve	$ 454	$ 400
Mortgage servicing rights, discount rate	10.00%	10.00%
Servicing fees included in other service income	$ 3,400	$ 3,500	$ 3,600
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	6.30%	5.70%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	22.00%	22.30%